9. Provision For Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Provision For Income Taxes Details 1
Federal statutory rate	(34.00%)	(34.00%)
State income taxes, net of federal benefits	3.30%	3.30%
Valuation allowance	30.70%	30.70%
Effective Income Tax Rate	0.00%	0.00%